Customer deposits (Tables)	12 Months Ended
Dec. 31, 2023
Customer deposits
Schedule of customer deposits

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Current and savings accounts	243,231	437,153
Fixed deposit	1,685,952	1,824,061
	1,929,183	2,261,214